Condensed consolidated statement of comprehensive income - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Condensed consolidated statement of comprehensive income [abstract]
Net result (before non-controlling interests)	€ 1,754	€ 2,656
Items that will not be reclassified to the statement of profit or loss:
Realised and unrealised revaluations property in own use	36	(2)
Remeasurement of the net defined benefit asset/liability	(23)	6
Net change in fair value of equity instruments at fair value through other comprehensive income	201	(161)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	(91)	75
Items that may subsequently be reclassified to the statement of profit or loss:
Net change in fair value of debt instruments at fair value through other comprehensive income	1	(51)
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	(36)	(56)
Changes in cash flow hedge reserve	861	164
Exchange rate differences and other	(116)	(304)
Share of other comprehensive income of associates and joint ventures and other income	(2)	4
Total comprehensive income	2,585	2,331
Comprehensive income attributable to:
Non-controlling interests	86	29
Equityholders of the parent	2,500	2,301
Total comprehensive income	€ 2,585	€ 2,331